Schedule of Share Based Compensation - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Total share based compensation	$ 117,036		$ 23,338
General and Administrative Expenses [Member]
Total share based compensation	$ 117,036		$ 23,338